Long-term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt
11. Long-term Debt

Term Loans		Drawn Amount	December 31, 2019	2020
Issue Date/ Refinancing Date	Maturity Date
December 14, 2018	December 18, 2023	14,094,184	11,894,184	9,694,184
May 28, 2019	April 16, 2024	11,000,000	10,360,000	9,080,000
August 6, 2019	March 1, 2024	27,675,000	21,900,000	18,600,000
July 5, 2019	July 11, 2026	22,230,000	21,436,071	18,260,357
March 29, 2019	December 29, 2022	25,458,432	18,237,048	13,701,816
August 7, 2019	July 31, 2022	50,225,000	29,025,000	25,420,000
December 14, 2018	December 18, 2023	9,480,000	8,680,000	7,880,000
June 20, 2014	January 8, 2023	20,925,000	14,180,000	12,760,000
August 6, 2019	June 30, 2023	67,200,000	47,595,000	43,635,000
December 24, 2015	December 14, 2022	22,400,000	16,426,688	14,933,360
July 4, 2014	September 3, 2021	22,750,000	15,843,750	14,218,750
July 29, 2014	July 7, 2023	25,350,000	16,371,875	14,259,375
December 7, 2017	December 11, 2022	22,275,000	16,765,000	14,010,000
May 18, 2016	December 31, 2025	65,650,000	56,945,940	52,842,620
March 1, 2017	April 17, 2026	70,787,500	62,568,747	57,512,495
June 17, 2020	June 19, 2026	11,505,000	—	11,121,500
April 30, 2020	October 7, 2026	15,600,000	—	15,600,000

Total			368,229,303	353,529,457
Current portion of long-term debt			41,421,346	41,161,686
Long-term debt			326,807,957	312,367,771

Total debt			368,229,303	353,529,457
Current portion of deferred finance charges			685,790	613,794
Deferred finance charges non-current			1,560,055	1,118,450

Total deferred finance charges			2,245,845	1,732,244

Total debt			368,229,303	353,529,457
Less: Total deferred finance charges			2,245,845	1,732,244

Total debt, net of deferred finance charges			365,983,458	351,797,213
Less: Current portion of long-term debt, net of current portion of deferred finance charges			40,735,556	40,547,892

			325,247,902	311,249,321

On January 11, 2021, the Company entered into a term loan with a bank to refinance the existing term loan dated August 7, 2019. The new term loan is up to
$25,000,000 and will be repayable in twenty consecutive quarterly installments, with the first installment commencing three months after the drawdown. Obligations with a maturity of less than one year relating to the previous loan amounting to $14,260,000, have been presented as long-term in accordance with US GAAP as the Company refinanced these obligations on a long-term basis through the term loan that the Company entered in January 2021 discussed above.
On January 19, 2021, the Company entered into a term loan with a bank to refinance the existing term loans dated July 4, 2014, June 20, 2014 and December 24, 2015. The new term loan is up to
$45,000,000 and will be repayable in twenty eight consecutive quarterly installments, with the first installment commencing three months after the drawdown. Obligations with a maturity of less than one year relating to the previous loan amounting to $13,627,078, have been presented as long-term in accordance with US GAAP as the Company refinanced these obligations on a long-term basis through the term loan that the Company entered in January 2021 discussed above.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 120% to 135%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance amounting to $1,308,971 representing a proportionate amount of the next instalment and relevant interest plus a minimum aggregate cash balance amounting to $12,015,820 in the earnings accounts with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.
The interest rates on the outstanding loans as of December 31, 2020 are based on LIBOR plus a margin which varies from 2.15% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2018: 5.34%
Year ended December 31, 2019: 4.91%
Year ended December 31, 2020: 3.58%
Bank loan interest expense for the above loans for the years ended December 31, 2018, 2019 and 2020 amounted to $22,150,386, $19,999,902 and $12,116,941, respectively. Of these amounts, for the years ended December 31, 2018, 2019 and 2020, the amounts of nil, $97,620 and $168,344, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations. For the years ended December 31, 2018, 2019 and 2020, the amortization of deferred financing charges amounted to $858,582, $885,191 and $698,364, respectively, and is included in interest and finance costs in the consolidated statements of operations.
At December 31, 2020, the Company was in compliance with all of its debt financial covenants.
At December 31, 2020, an amount of $18,850,000 was available for drawdown under the above loans. The annual principal payments to be made, for the abovementioned loans, after December 31, 2020, and after taking into account the refinancing arrangements, are as follows:

December 31,	Amount
2021	41,161,686
2022	72,773,038
2023	65,392,513
2024	34,928,954
2025	53,314,974
Thereafter	85,958,292

Total	353,529,457